FAIR VALUE MEASUREMENTS (Details Textuals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2016	Mar. 31, 2015	Feb. 28, 2011
Fair Value Disclosures [Abstract]
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0.0			$ 0.0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0.0			0.0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount	0.0			0.0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount	0.0			0.0
Foreign Currency Contracts		$ 0.0
Business Acquisition, Percentage of Voting Interests Acquired						50.00%
Total earn out payment - SunBelt		26.7
Financing portion of earn out payment - SunBelt	0.0	(14.8)	$ (17.1)
Assets, Fair Value Disclosure, Nonrecurring	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0